Condensed Consolidated Interim Statements of Financial Position - MXN ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 96,368,581	$ 88,841,826
Customers, net	119,957,658	126,733,175
Other financing receivables	46,273,650	32,330,944
Other non-financing receivables	51,721,962	74,532,913
Inventories	98,557,157	88,569,989
Government Bonds	25,078,357	14,740,032
Derivative financial instruments	19,591,291	9,203,958
Other current assets	2,137,066	4,601,883
Total current assets	459,685,722	439,554,720
Non-current assets:
Investments in associates	3,716,154	2,692,938
Wells, pipelines, properties, plant and equipment, net	1,563,908,407	1,650,532,712
Rights of use assets	42,453,136	41,964,533
Long-term notes receivable, net of current portion	991,032	1,021,778
Government Bonds	0	21,135,321
Deferred income taxes and duties	6,833,306	7,033,529
Intangible assets, net	12,796,940	17,088,277
Other assets	29,317,548	27,728,775
Total non-current assets	1,660,016,523	1,769,197,863
Total assets	2,119,702,245	2,208,752,583
Current liabilities:
Short-term debt and current portion of long-term debt	529,461,787	425,218,517
Short-term leases	10,037,881	8,628,404
Suppliers	430,540,235	505,989,382
Income taxes and duties payable	84,366,511	85,941,389
Accounts and accrued expenses payable	76,573,050	72,773,222
Derivative financial instruments	83,567,475	108,972,467
Total current liabilities	1,214,546,939	1,207,523,381
Long-term liabilities:
Long-term debt, net of current portion	1,336,889,970	1,553,553,738
Long-term leases, net of current portion	35,681,855	38,196,862
Employee benefits	1,358,540,943	1,232,589,895
Provisions for sundry creditors	159,165,620	137,835,561
Other liabilities	15,646,204	17,692,458
Deferred income taxes	4,817,247	5,136,424
Total long-term liabilities	2,910,741,839	2,985,004,938
Total liabilities	4,125,288,778	4,192,528,319
Controlling interest:
Certificates of Contribution “A”	1,447,255,404	1,352,716,466
Mexican Government contributions	66,730,591	66,730,591
Legal reserve	1,002,130	1,002,130
Accumulated other comprehensive result	153,422,615	285,954,621
Accumulated deficit:
From prior years	(3,689,905,157)	(2,909,489,303)
Net (loss) income for the year	16,193,513	(780,415,854)
Total controlling interest	(2,005,300,904)	(1,983,501,349)
Total non-controlling interest	(285,629)	(274,387)
Total equity (deficit)	(2,005,586,533)	(1,983,775,736)
Total liabilities and equity (deficit)	$ 2,119,702,245	$ 2,208,752,583